Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Voya Variable Insurance Trust
Entity Central Index Key	0001090682
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000152054
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> BrandywineGLOBAL- Bond Portfolio
Class Name	Portfolio
Trading Symbol	VGSBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about VY® BrandywineGLOBAL- Bond Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Portfolio	$58	0.58%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the Bloomberg U.S. Aggregate Bond Index.

↑ Top contributors to performance: Contributing to performance was spread movement and yield profile.  An overweight allocation to agency MBS contributed positively.   Also, an overweight to investment grade corporates in the consumer cyclical, energy and financial sectors added to performance.

↓ Top detractors from performance: An overweight position in portfolio duration via US Treasuries detracted from performance.  An underweight to investment grade corporates also detracted from relative performance.

Line Graph [Table Text Block]
	Portfolio	Bloomberg U.S. Aggregate Bond Index
2/20/2015	$10,000	$10,000
2015	$10,020	$10,007
2016	$10,290	$10,337
2017	$10,592	$10,703
2018	$10,417	$10,704
2019	$11,471	$11,637
2020	$13,475	$12,511
2021	$13,631	$12,319
2022	$12,010	$10,716
2023	$12,673	$11,308
2024	$12,776	$11,450

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception (2/20/2015)
Portfolio	0.81%	2.18%	2.52%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.32%

AssetsNet	$ 213,835,708
Holdings Count | Holding	51
InvestmentCompanyPortfolioTurnover	127.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$213,835,708 # of Portfolio Holdings51 Portfolio Turnover Rate127% Investment Advisory Fees Paid$1,091,349
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	3.1%
Corporate Bonds/Notes	7.7%
U.S. Treasury Obligations	32.2%
U.S. Government Agency Obligations	57.0%

Largest Holdings [Text Block]

Top 10 Holdings

United States Treasury Bonds, 3.000%, 08/15/52	11.2%
United States Treasury Notes, 3.875%, 08/15/34	9.7%
United States Treasury Floating Rate Notes, 4.481%, 10/31/26	8.2%
Federal National Mortgage Association, 0.500%, 11/07/25	5.6%
Federal Home Loan Mortgage Corp., 0.375%, 07/21/25	5.2%
Federal Home Loan Banks, 3.625%, 09/04/26	4.9%
Ginnie Mae, 6.000%, 09/20/54	4.2%
Ginnie Mae, 6.000%, 07/20/54	4.1%
Ginnie Mae, 6.000%, 08/20/54	2.9%
Ginnie Mae, 5.500%, 09/20/54	2.8%

Material Fund Change [Text Block]